Share warrant obligation - Reconciliation Of Warrant Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share warrant obligation
Beginning balance	$ 1,278	$ 13,035
Fair value adjustment	(913)	(11,757)
Ending balance	365	1,278
Public Warrants
Share warrant obligation
Beginning balance	852	7,575
Fair value adjustment	(609)	(6,723)
Ending balance	243	852
Private Warrants
Share warrant obligation
Beginning balance	426	5,460
Fair value adjustment	(304)	(5,034)
Ending balance	$ 122	$ 426